Annual Total Returns	0 Months Ended
Mar. 01, 2013
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Bar Chart Table:
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.20%
Annual Return 2011	(15.97%)
Annual Return 2012	24.43%
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Bar Chart Table:
Annual Return 2003	28.82%
Annual Return 2004	10.82%
Annual Return 2005	11.83%
Annual Return 2006	24.45%
Annual Return 2007	10.70%
Annual Return 2008	(45.10%)
Annual Return 2009	27.61%
Annual Return 2010	9.44%
Annual Return 2011	(10.85%)
Annual Return 2012	18.73%
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	57.68%
Annual Return 2004	17.81%
Annual Return 2005	32.56%
Annual Return 2006	46.21%
Annual Return 2007	33.47%
Annual Return 2008	(47.61%)
Annual Return 2009	72.85%
Annual Return 2010	22.21%
Annual Return 2011	(14.16%)
Annual Return 2012	12.49%
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2003	49.42%
Annual Return 2004	23.68%
Annual Return 2005	21.38%
Annual Return 2006	22.49%
Annual Return 2007	16.61%
Annual Return 2008	(40.30%)
Annual Return 2009	27.39%
Annual Return 2010	30.98%
Annual Return 2011	(18.01%)
Annual Return 2012	22.12%
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	30.72%
Annual Return 2004	19.02%
Annual Return 2005	16.05%
Annual Return 2006	22.62%
Annual Return 2007	14.67%
Annual Return 2008	(41.59%)
Annual Return 2009	15.38%
Annual Return 2010	15.29%
Annual Return 2011	(13.77%)
Annual Return 2012	13.69%
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	40.31%
Annual Return 2004	17.79%
Annual Return 2005	13.02%
Annual Return 2006	16.02%
Annual Return 2007	5.20%
Annual Return 2008	(39.09%)
Annual Return 2009	32.71%
Annual Return 2010	11.75%
Annual Return 2011	0.24%
Annual Return 2012	20.80%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.24%
Annual Return 2011	(15.77%)
Annual Return 2012	24.71%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	28.97%
Annual Return 2004	11.06%
Annual Return 2005	12.15%
Annual Return 2006	24.74%
Annual Return 2007	10.97%
Annual Return 2008	(44.99%)
Annual Return 2009	27.86%
Annual Return 2010	9.73%
Annual Return 2011	(10.73%)
Annual Return 2012	18.97%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	58.17%
Annual Return 2004	18.10%
Annual Return 2005	32.90%
Annual Return 2006	46.72%
Annual Return 2007	33.79%
Annual Return 2008	(47.47%)
Annual Return 2009	73.25%
Annual Return 2010	22.52%
Annual Return 2011	(14.00%)
Annual Return 2012	12.68%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	49.75%
Annual Return 2004	24.07%
Annual Return 2005	21.71%
Annual Return 2006	22.87%
Annual Return 2007	16.93%
Annual Return 2008	(40.15%)
Annual Return 2009	27.72%
Annual Return 2010	31.31%
Annual Return 2011	(17.87%)
Annual Return 2012	22.32%
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	31.14%
Annual Return 2004	19.42%
Annual Return 2005	16.33%
Annual Return 2006	23.00%
Annual Return 2007	14.94%
Annual Return 2008	(41.43%)
Annual Return 2009	15.77%
Annual Return 2010	15.28%
Annual Return 2011	(13.69%)
Annual Return 2012	13.59%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	40.31%
Annual Return 2004	17.79%
Annual Return 2005	13.02%
Annual Return 2006	16.02%
Annual Return 2007	5.40%
Annual Return 2008	(39.04%)
Annual Return 2009	33.09%
Annual Return 2010	12.09%
Annual Return 2011	0.43%
Annual Return 2012	21.10%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.28%
Annual Return 2011	(15.58%)
Annual Return 2012	24.87%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	28.97%
Annual Return 2004	11.06%
Annual Return 2005	12.15%
Annual Return 2006	24.84%
Annual Return 2007	11.19%
Annual Return 2008	(44.86%)
Annual Return 2009	28.09%
Annual Return 2010	9.97%
Annual Return 2011	(10.40%)
Annual Return 2012	18.78%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	58.17%
Annual Return 2004	18.10%
Annual Return 2005	32.90%
Annual Return 2006	46.72%
Annual Return 2007	33.79%
Annual Return 2008	(47.47%)
Annual Return 2009	73.25%
Annual Return 2010	22.71%
Annual Return 2011	(13.77%)
Annual Return 2012	12.94%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	49.75%
Annual Return 2004	24.07%
Annual Return 2005	21.71%
Annual Return 2006	22.87%
Annual Return 2007	16.93%
Annual Return 2008	(40.15%)
Annual Return 2009	27.72%
Annual Return 2010	31.47%
Annual Return 2011	(17.67%)
Annual Return 2012	22.62%
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	31.14%
Annual Return 2004	19.42%
Annual Return 2005	16.33%
Annual Return 2006	23.00%
Annual Return 2007	14.94%
Annual Return 2008	(41.43%)
Annual Return 2009	15.77%
Annual Return 2010	15.42%
Annual Return 2011	(13.44%)
Annual Return 2012	13.86%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	40.31%
Annual Return 2004	17.79%
Annual Return 2005	13.02%
Annual Return 2006	16.02%
Annual Return 2007	5.40%
Annual Return 2008	(39.04%)
Annual Return 2009	33.09%
Annual Return 2010	12.11%
Annual Return 2011	0.66%
Annual Return 2012	21.40%
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.56%
Annual Return 2008	(50.99%)
Annual Return 2009	40.76%
Annual Return 2010	15.12%
Annual Return 2011	(15.92%)
Annual Return 2012	24.32%
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	27.26%
Annual Return 2004	10.82%
Annual Return 2005	11.83%
Annual Return 2006	24.45%
Annual Return 2007	10.70%
Annual Return 2008	(45.11%)
Annual Return 2009	27.70%
Annual Return 2010	9.43%
Annual Return 2011	(10.92%)
Annual Return 2012	18.63%
(International Equity Funds - R) | (Wells Fargo Advantage International Equity Fund) | Class R
Bar Chart Table:
Annual Return 2003	30.42%
Annual Return 2004	18.69%
Annual Return 2005	15.86%
Annual Return 2006	22.34%
Annual Return 2007	14.40%
Annual Return 2008	(41.78%)
Annual Return 2009	15.21%
Annual Return 2010	14.85%
Annual Return 2011	(13.99%)
Annual Return 2012	13.37%